UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity
Dynamic Strategies®
Fund

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.65%
Actual		$ 1,000.00	$ 1,105.00	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.90%
Actual		$ 1,000.00	$ 1,102.00	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Class B	1.40%
Actual		$ 1,000.00	$ 1,100.40	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.40%
Actual		$ 1,000.00	$ 1,100.80	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 1,106.30	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,106.30	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2009**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 16.9%	Domestic Equity 25.4%
Emerging Markets Equity 5.9%	Emerging Markets Equity 2.3%
High Yield Fixed-Income 7.2%	High Yield Fixed-Income 6.8%
International Equity 1.4%	International Equity 4.7%
Investment Grade Fixed-Income 19.5%	Investment Grade Fixed-Income 24.2%
Other 9.8%	Other 2.6%
Short-Term 10.0%	Short-Term 5.3%
Sectors* 29.3%	Sectors* 28.7%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of June 30, 2009	As of December 31, 2008
Equities 53.5%	Equities 61.1%
Bonds 26.7%	Bonds 31.0%
Short-Term and Other 19.8%	Short-Term and Other 7.9%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 53.5%
	Shares	Value
Diversified Emerging Markets Funds - 3.3%
Fidelity Emerging Markets Fund (b)	41,101	$ 704,886
iShares MSCI Emerging Markets Index ETF	86,400	2,784,672
Market Vectors Africa Index ETF	4,500	121,680
Market Vectors Gulf States ETF (a)	7,500	150,075
PowerShares MENA Frontier Countries Portfolio ETF	15,700	204,728
SPDR S&P Emerging Middle East & Africa ETF	7,500	386,400
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		4,352,441
Europe Stock Funds - 0.1%
Market Vectors Russia ETF	9,400	196,272
Foreign Large Blend Funds - 0.9%
Fidelity Canada Fund (b)	10,610	432,878
iShares MSCI EAFE Index ETF	17,600	806,256
TOTAL FOREIGN LARGE BLEND FUNDS		1,239,134
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (b)	46,899	316,570
Large Blend Funds - 16.6%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	387,583	2,170,467
Fidelity Disciplined Equity Fund (b)	211,861	3,722,395
Fidelity Mega Cap Stock Fund (b)	579,176	4,187,446
ProShares Ultra S&P 500 ETF	83,000	2,169,620
Rydex Russell Top 50 ETF	16,800	1,189,776
S&P Depositary Receipts Trust unit Series 1 ETF	94,400	8,677,248
TOTAL LARGE BLEND FUNDS		22,116,952
Latin America Stock Funds - 0.6%
Fidelity Latin America Fund (b)	10,548	407,467
iShares MSCI Brazil Index ETF	7,400	391,978
TOTAL LATIN AMERICA STOCK FUNDS		799,445
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	23,872	418,467
Pacific Asia ex-Japan Stock Funds - 2.0%
Fidelity China Region Fund (b)	21,297	491,116
iPath MSCI India Index ETN (a)	5,510	269,770
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - continued
iShares MSCI Australia Index ETF	14,850	$ 249,480
iShares MSCI Hong Kong Index ETF	22,400	307,776
SPDR S&P China ETF	23,500	1,427,625
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,745,767
Sector Funds - Communications - 0.6%
Fidelity Select Telecommunications Portfolio (b)	22,433	773,722
Sector Funds - Consumer Discretionary - 1.3%
Fidelity Select Consumer Discretionary Portfolio (b)	120,204	1,791,039
Sector Funds - Consumer Staples - 2.0%
Fidelity Select Consumer Staples Portfolio (b)	48,179	2,520,227
iShares Dow Jones U.S. Consumer Services Sector Index ETF	3,300	146,256
TOTAL SECTOR FUNDS - CONSUMER STAPLES		2,666,483
Sector Funds - Energy - 4.6%
Fidelity Select Energy Portfolio (a)(b)	77,820	2,706,567
Fidelity Select Energy Services Portfolio (a)(b)	10,297	479,340
Fidelity Select Natural Gas Portfolio (a)(b)	22,457	572,868
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	326,912
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	345,492
Market Vectors Coal ETF	12,800	296,064
Market Vectors Solar Energy ETF (a)	9,700	145,209
PowerShares Cleantech ETF	9,455	195,813
PowerShares Global Clean Energy ETF	8,100	119,556
PowerShares Global Wind Energy Portfolio ETF	10,200	154,530
PowerShares WilderHill Clean Energy ETF (a)	13,100	132,048
PowerShares WilderHill Progressive Energy ETF	8,000	147,520
SPDR S&P Oil & Gas Exploration & Production ETF	15,500	491,660
TOTAL SECTOR FUNDS - ENERGY		6,113,579
Sector Funds - Financial - 3.3%
Fidelity Select Financial Services Portfolio (b)	50,620	2,508,730
SPDR Financial Select Sector ETF	154,400	1,848,168
TOTAL SECTOR FUNDS - FINANCIAL		4,356,898
Sector Funds - Health - 3.0%
Fidelity Select Biotechnology Portfolio (a)(b)	4,751	287,079
Equity Funds - continued
	Shares	Value
Sector Funds - Health - continued
Fidelity Select Health Care Portfolio (b)	32,289	$ 2,867,278
SPDR S&P Biotech ETF	16,621	842,851
TOTAL SECTOR FUNDS - HEALTH		3,997,208
Sector Funds - Industrials - 1.9%
Fidelity Select Industrials Portfolio (b)	155,088	2,138,670
Market Vectors Environmental Services ETF	5,500	194,865
PowerShares Water Resources Portfolio ETF	13,800	203,136
TOTAL SECTOR FUNDS - INDUSTRIALS		2,536,671
Sector Funds - Miscellaneous - 0.2%
iShares Dow Jones U.S. Home Construction Index ETF	24,800	243,040
Sector Funds - Natural Resources - 3.6%
Alerian MLP Index ETN	54,200	1,208,118
Claymore Oil Sands Sector ETF	15,442	188,262
Claymore S&P Global Water Index ETF	11,000	172,370
Fidelity Select Materials Portfolio (b)	17,675	695,854
iShares S&P North American Natural Resources Sector Index ETF	15,627	433,024
Market Vectors Agribusiness ETF	18,500	637,325
Market Vectors Global Alternative Energy ETF	5,700	138,795
Market Vectors RVE Hard Assets Producers ETF	9,227	253,189
PowerShares Global Water ETF	17,000	252,790
SPDR Oil & Gas Equipment & Services ETF	41,100	893,103
TOTAL SECTOR FUNDS - NATURAL RESOURCES		4,872,830
Sector Funds - Real Estate - 1.1%
DJ Wilshire REIT ETF	15,900	539,646
Fidelity International Real Estate Fund (a)(b)	17,157	129,876
Fidelity Real Estate Income Fund (b)	29,591	231,993
Fidelity Real Estate Investment Portfolio (b)	12,342	163,774
iShares FTSE NAREIT Residential Index ETF	7,700	168,861
SPDR DJ Wilshire International Real Estate ETF	6,600	189,618
TOTAL SECTOR FUNDS - REAL ESTATE		1,423,768
Sector Funds - Technology - 6.2%
Fidelity Select Technology Portfolio (b)	70,534	3,936,475
Equity Funds - continued
	Shares	Value
Sector Funds - Technology - continued
iShares Dow Jones U.S. Technology Sector Index ETF	83,100	$ 3,697,119
SPDR S&P Semiconductor ETF	17,800	602,352
TOTAL SECTOR FUNDS - TECHNOLOGY		8,235,946
Sector Funds - Utilities - 1.5%
Fidelity Select Utilities Portfolio (b)	28,376	1,123,698
First Trust ISE Water Index ETF	8,300	133,381
iShares S&P Global Infrastructure Index ETF	4,000	116,920
iShares S&P Global Utilities Sector Index ETF	6,600	278,718
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	329,730
TOTAL SECTOR FUNDS - UTILITIES		1,982,447
World Stock Funds - 0.2%
Fidelity Global Commodity Stock Fund (a)(b)	19,251	224,080
TOTAL EQUITY FUNDS (Cost $89,428,029)		71,402,759
Fixed-Income Funds - 26.7%

Bank Loan Funds - 1.5%
Fidelity Floating Rate High Income Fund (b)	228,433	2,035,338
Conservative Allocation Funds - 2.2%
Fidelity Strategic Real Return Fund (b)	378,364	2,894,482
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (b)	227,014	3,085,114
High Yield Bond Funds - 3.4%
Fidelity High Income Fund (b)	548,594	4,010,221
iShares iBoxx $ High Yield Corporate Bond ETF	7,100	565,941
TOTAL HIGH YIELD BOND FUNDS		4,576,162
Inflation-Protected Bond Funds - 4.7%
Fidelity Inflation Protected Bond Fund (b)	564,570	6,193,336
Intermediate-Term Bond Funds - 12.6%
Fidelity Investment Grade Bond Fund (b)	2,520,439	16,786,124
TOTAL FIXED-INCOME FUNDS (Cost $36,907,291)		35,570,556
Other - 9.8%
	Shares	Value
Commodity Funds - Agriculture - 0.2%
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	13,700	$ 227,097
Commodity Funds - Broad Basket - 0.6%
GreenHaven Continuous Commodity Index ETF (a)	28,500	652,080
ProShares Ultra DJ-AIG Commodity ETF (a)	7,500	168,750
TOTAL COMMODITY FUNDS - BROAD BASKET		820,830
Commodity Funds - Energy - 3.6%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	505,344
United States 12 Month Oil Fund LP ETF (a)	9,999	377,062
United States Natural Gas Fund LP ETF (a)	108,600	1,506,282
United States Oil Fund LP ETF (a)	63,100	2,393,383
TOTAL COMMODITY FUNDS - ENERGY		4,782,071
Commodity Funds - Precious Metals - 0.4%
ProShares Ultra Gold ETF (a)	15,700	522,496
Currency Funds - 1.8%
CurrencyShares Australian Dollar Trust ETF	4,518	364,783
CurrencyShares Canadian Dollar Trust ETF	3,798	326,058
CurrencyShares Euro Trust ETF	1,069	150,013
CurrencyShares Japanese Yen Trust ETF (a)	1,421	146,747
CurrencyShares Swiss Franc Trust ETF	1,775	163,087
PowerShares DB US Dollar Index Bearish ETF	11,058	295,912
WisdomTree Dreyfus Brazilian Real ETF	17,200	398,524
WisdomTree Dreyfus Chinese Yuan ETF	7,700	195,272
WisdomTree Dreyfus Emerging Currency ETF (a)	8,000	167,120
WisdomTree Dreyfus Indian Rupee ETF	7,700	187,495
TOTAL CURRENCY FUNDS		2,395,011
Precious Metals Equity Funds - 2.4%
Fidelity Select Gold Portfolio (b)	19,931	714,924
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	1,724,849
Market Vectors Gold Miners ETF (a)	19,924	752,330
TOTAL PRECIOUS METALS EQUITY FUNDS		3,192,103
World Bond Funds - 0.8%
SPDR DB International Government Inflation-Protected Bond ETF	21,400	1,121,146
TOTAL OTHER (Cost $16,300,707)		13,060,754
Cash Equivalents - 2.6%
	Shares	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,461,000)	3,461,000	$ 3,461,000
Short-Term Funds - 7.4%

Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $9,864,254)	9,864,254	9,864,254
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $155,961,281)		$ 133,359,323
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF	-	Exchange-Traded Funds
ETN	-	Exchange-Traded Note
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,461,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 463,334
Deutsche Bank Securities, Inc.	410,848
ING Financial Markets LLC	152,166
J.P. Morgan Securities, Inc.	2,130,320
Mizuho Securities USA, Inc.	152,166
Morgan Stanley & Co., Inc.	152,166
$ 3,461,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 1,741,364	$ 796,970	$ 115,881	$ -	$ 2,170,467
Fidelity Blue Chip Growth Fund	280,473	-	299,553	-	-
Fidelity Canada Fund	282,290	121,761	21,778	-	432,878
Fidelity China Region Fund	285,063	110,692	19,798	-	491,116
Fidelity Disciplined Equity Fund	2,691,176	1,165,943	173,822	-	3,722,395
Fidelity Emerging Markets Fund	404,475	184,487	32,997	-	704,886
Fidelity Europe Fund	96,641	-	89,339	-	-
Fidelity Floating Rate High Income Fund	1,567,255	286,322	110,683	27,992	2,035,338
Fidelity Global Commodity Stock Fund	-	207,199	1,888	-	224,080
Fidelity High Income Fund	1,429,631	2,086,750	108,371	130,781	4,010,221
Fidelity Inflation Protected Bond Fund	9,036,387	12,378	3,125,587	12,376	6,193,336
Fidelity Institutional Money Market Portfolio Institutional Class	3,199,538	12,582,843	5,918,127	18,285	9,864,254
Fidelity International Real Estate Fund	39,655	86,605	11,799	-	129,876
Fidelity International Small Cap Opportunities Fund	208,438	92,243	16,498	-	316,570
Fidelity Investment Grade Bond Fund	11,229,491	5,857,846	965,749	323,615	16,786,124
Fidelity Japan Fund	25,674	-	24,335	-	-
Fidelity Latin America Fund	218,943	110,692	19,797	-	407,467
Fidelity Leveraged Company Stock Fund	262,646	114,382	20,458	-	418,467
Fidelity Mega Cap Stock Fund	3,251,511	1,153,571	345,559	-	4,187,446
Fidelity New Markets Income Fund	2,268,805	457,687	161,212	95,511	3,085,114
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Real Estate Income Fund	$ 129,359	$ 89,416	$ 15,321	$ 2,810	$ 231,993
Fidelity Real Estate Investment Portfolio	106,359	88,268	14,150	1,661	163,774
Fidelity Select Biotechnology Portfolio	240,380	55,600	16,502	-	287,079
Fidelity Select Consumer Discretionary Portfolio	1,246,071	492,363	73,501	1,008	1,791,039
Fidelity Select Consumer Staples Portfolio	1,882,486	681,705	114,086	1,510	2,520,227
Fidelity Select Defense & Aerospace Portfolio	107,702	552	105,692	552	-
Fidelity Select Energy Portfolio	1,793,955	724,034	100,857	-	2,706,567
Fidelity Select Energy Services Portfolio	248,856	184,486	32,996	-	479,340
Fidelity Select Financial Services Portfolio	2,012,629	611,132	214,532	9,381	2,508,730
Fidelity Select Gold Portfolio	490,396	184,486	32,997	-	714,924
Fidelity Select Health Care Portfolio	1,935,494	825,904	119,475	4,888	2,867,278
Fidelity Select Industrials Portfolio	1,597,226	544,702	90,496	4,015	2,138,670
Fidelity Select Materials Portfolio	412,799	179,750	26,997	949	695,854
Fidelity Select Natural Gas Portfolio	331,965	184,486	32,997	-	572,868
Fidelity Select Software & Computer Services Portfolio	54,948	-	60,037	-	-
Fidelity Select Technology Portfolio	2,085,141	988,318	120,933	-	3,936,475
Fidelity Select Telecommunications Portfolio	447,929	209,050	32,968	-	773,722
Fidelity Select Utilities Portfolio	1,000,691	207,371	67,728	5,306	1,123,698
Fidelity Strategic Real Return Fund	2,213,747	613,334	165,214	-	2,894,482
Total	$ 56,857,589	$ 32,293,328	$ 13,020,710	$ 640,640	$ 81,586,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $907,304 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,461,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $58,007,164)	$ 48,311,568
Affiliated Underlying Funds (cost $94,493,117)	81,586,755
Unaffiliated issuers (cost $3,461,000)	3,461,000
Total Investments (cost $155,961,281)		$ 133,359,323
Cash		513
Receivable for fund shares sold		492,280
Dividends receivable		214,437
Total assets		134,066,553

Liabilities
Payable for investments purchased	$ 412,656
Payable for fund shares redeemed	47,326
Accrued management fee	43,351
Distribution fees payable	17,561
Total liabilities		520,894

Net Assets		$ 133,545,659
Net Assets consist of:
Paid in capital		$ 160,037,594
Undistributed net investment income		726,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,616,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,601,963)
Net Assets		$ 133,545,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,389,797 ÷ 1,680,647 shares)	$ 7.37

Maximum offering price per share (100/94.25 of $7.37)	$ 7.82
Class T: Net Asset Value and redemption price per share ($13,447,164 ÷ 1,828,423 shares)	$ 7.35

Maximum offering price per share (100/96.50 of $7.35)	$ 7.62
Class B: Net Asset Value and offering price per share ($1,730,660 ÷ 235,465 shares) A	$ 7.35

Class C: Net Asset Value and offering price per share ($10,119,926 ÷ 1,383,302 shares) A	$ 7.32

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($92,625,101 ÷ 12,538,827 shares)	$ 7.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,233,011 ÷ 437,613 shares)	$ 7.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 350,519
Affiliated		640,640
Interest		2,045
Total income		993,204

Expenses
Management fee	$ 262,697
Distribution fees	79,716
Independent trustees' compensation	171
Miscellaneous	285
Total expenses before reductions	342,869
Expense reductions	(53,109)	289,760
Net investment income (loss)		703,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(773,092)
Affiliated	(962,267)
Foreign currency transactions	5,747
Realized gain distributions from affiliated underlying funds	912
Total net realized gain (loss)		(1,728,700)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,951,544
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		11,951,543
Net gain (loss)		10,222,843
Net increase (decrease) in net assets resulting from operations		$ 10,926,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 703,444	$ 1,671,345
Net realized gain (loss)	(1,728,700)	(2,417,556)
Change in net unrealized appreciation (depreciation)	11,951,543	(33,594,314)
Net increase (decrease) in net assets resulting from operations	10,926,287	(34,340,525)
Distributions to shareholders from net investment income	-	(1,661,077)
Distributions to shareholders from net realized gain	(152,128)	(503,490)
Total distributions	(152,128)	(2,164,567)
Share transactions - net increase (decrease)	29,148,425	94,625,036
Total increase (decrease) in net assets	39,922,584	58,119,944

Net Assets
Beginning of period	93,623,075	35,503,131
End of period (including undistributed net investment income of $726,851 and undistributed net investment income of $23,407, respectively)	$ 133,545,659	$ 93,623,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.15	.06
Net realized and unrealized gain (loss)	.66	(2.88)	(.34)
Total from investment operations	.70	(2.73)	(.28)
Distributions from net investment income	-	(.12)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.18)	(.13)
Net asset value, end of period	$ 7.37	$ 6.68	$ 9.59
Total Return B, C, D	10.50%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income (loss)	1.24% A	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,390	$ 6,786	$ 1,591
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.06
Net realized and unrealized gain (loss)	.65	(2.86)	(.35)
Total from investment operations	.68	(2.74)	(.29)
Distributions from net investment income	-	(.11)	(.04)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.17)	(.12)
Net asset value, end of period	$ 7.35	$ 6.68	$ 9.59
Total Return B, C, D	10.20%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90% A
Expenses net of all reductions	.90% A	.90%	.90% A
Net investment income (loss)	.99% A	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,447	$ 4,688	$ 1,358
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	.05
Net realized and unrealized gain (loss)	.65	(2.87)	(.35)
Total from investment operations	.67	(2.78)	(.30)
Distributions from net investment income	-	(.06)	(.03)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.12)	(.11)
Net asset value, end of period	$ 7.35	$ 6.69	$ 9.59
Total Return B, C, D	10.04%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income (loss)	.49% A	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,731	$ 1,463	$ 1,231
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05
Net realized and unrealized gain (loss)	.65	(2.86)	(.35)
Total from investment operations	.67	(2.78)	(.30)
Distributions from net investment income	-	(.09)	(.03)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.15)	(.11)
Net asset value, end of period	$ 7.32	$ 6.66	$ 9.59
Total Return B, C, D	10.08%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income (loss)	.49% A	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,120	$ 6,365	$ 1,425
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.17	.06
Net realized and unrealized gain (loss)	.66	(2.88)	(.34)
Total from investment operations	.71	(2.71)	(.28)
Distributions from net investment income	-	(.13)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.19)	(.13)
Net asset value, end of period	$ 7.39	$ 6.69	$ 9.59
Total Return B, C	10.63%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40% A
Net investment income (loss)	1.49% A	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,625	$ 70,674	$ 28,567
Portfolio turnover rate F	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.17	.07
Net realized and unrealized gain (loss)	.66	(2.88)	(.35)
Total from investment operations	.71	(2.71)	(.28)
Distributions from net investment income	-	(.13)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.19)	(.13)
Net asset value, end of period	$ 7.39	$ 6.69	$ 9.59
Total Return B, C	10.63%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40% A
Net investment income (loss)	1.49% A	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,233	$ 3,648	$ 1,331
Portfolio turnover rate F	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds or ETFs. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from the Underlying Funds), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,546,599
Unrealized depreciation	(28,922,268)
Net unrealized appreciation (depreciation)	$ (24,375,669)
Cost for federal income tax purposes	$ 157,734,992

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $44,987,599 and $16,788,630, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 10,228	$ 978
Class T	.25%	.25%	23,958	448
Class B	.75%	.25%	7,999	6,735
Class C	.75%	.25%	37,531	21,491
			$ 79,716	$ 29,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,687
Class T	3,335
Class B*	2,351
Class C*	3,037
$ 18,410

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $475 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $285 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010. During the period, this management fee waiver reduced the Fund's management fee by $53,107.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, those credits reduced the Fund's management fee by $2.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ -	$ 111,175
Class T	-	71,625
Class B	-	13,176
Class C	-	75,755
Dynamic Strategies	-	1,323,154
Institutional Class	-	66,192
Total	$ -	$ 1,661,077
From net realized gain
Class A	$ 10,648	$ 28,006
Class T	13,048	21,925
Class B	2,283	9,551
Class C	10,496	23,042
Dynamic Strategies	110,384	401,772
Institutional Class	5,269	19,194
Total	$ 152,128	$ 503,490

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	907,396	1,160,004	$ 6,270,402	$ 9,837,554
Reinvestment of distributions	1,618	20,263	10,420	134,332
Shares redeemed	(243,437)	(331,059)	(1,555,721)	(2,473,413)
Net increase (decrease)	665,577	849,208	$ 4,725,101	$ 7,498,473
Class T
Shares sold	1,378,455	642,908	$ 8,978,169	$ 5,393,832
Reinvestment of distributions	1,809	13,180	11,632	87,857
Shares redeemed	(253,933)	(95,645)	(1,627,762)	(699,570)
Net increase (decrease)	1,126,331	560,443	$ 7,362,039	$ 4,782,119
Class B
Shares sold	106,360	106,371	$ 699,429	$ 890,514
Reinvestment of distributions	351	3,218	2,260	22,470
Shares redeemed	(89,856)	(19,250)	(603,219)	(136,733)
Net increase (decrease)	16,855	90,339	$ 98,470	$ 776,251

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class C
Shares sold	701,096	933,565	$ 4,781,483	$ 7,341,737
Reinvestment of distributions	1,572	14,035	10,074	92,913
Shares redeemed	(275,173)	(140,403)	(1,753,935)	(1,004,126)
Net increase (decrease)	427,495	807,197	$ 3,037,622	$ 6,430,524
Dynamic Strategies
Shares sold	4,918,470	12,807,772	$ 33,868,148	$ 113,918,703
Reinvestment of distributions	15,385	226,192	99,076	1,521,781
Shares redeemed	(2,958,786)	(5,448,715)	(19,436,661)	(44,147,027)
Net increase (decrease)	1,975,069	7,585,249	$ 14,530,563	$ 71,293,457
Institutional Class
Shares sold	140,302	636,795	$ 962,988	$ 5,439,598
Reinvestment of distributions	633	10,488	4,082	70,413
Shares redeemed	(248,540)	(240,864)	(1,572,440)	(1,665,799)
Net increase (decrease)	(107,605)	406,419	$ (605,370)	$ 3,844,212

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

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Colorado

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Connecticut

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Delaware

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Florida

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Illinois

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Indiana

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Kansas

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Maine

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Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
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Massachusetts

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Boston, MA

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Boston, MA

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Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
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43420 Grand River Avenue
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Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
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Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
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35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
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New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
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37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
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350 Park Avenue
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733 Third Avenue
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11 Penn Plaza
New York, NY

2070 Broadway
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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
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Tennessee

3018 Peoples Street
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7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

DYS-USAN-0809
1.852675.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic StrategiesSM
Fund - Class A, Class T, Class B and Class C

Semiannual Report

June 30, 2009

Class A, Class T, Class B,
and Class C are classes
of Fidelity Dynamic
Strategies® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.65%
Actual		$ 1,000.00	$ 1,105.00	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.90%
Actual		$ 1,000.00	$ 1,102.00	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Class B	1.40%
Actual		$ 1,000.00	$ 1,100.40	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.40%
Actual		$ 1,000.00	$ 1,100.80	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 1,106.30	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,106.30	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2009**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 16.9%	Domestic Equity 25.4%
Emerging Markets Equity 5.9%	Emerging Markets Equity 2.3%
High Yield Fixed-Income 7.2%	High Yield Fixed-Income 6.8%
International Equity 1.4%	International Equity 4.7%
Investment Grade Fixed-Income 19.5%	Investment Grade Fixed-Income 24.2%
Other 9.8%	Other 2.6%
Short-Term 10.0%	Short-Term 5.3%
Sectors* 29.3%	Sectors* 28.7%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of June 30, 2009	As of December 31, 2008
Equities 53.5%	Equities 61.1%
Bonds 26.7%	Bonds 31.0%
Short-Term and Other 19.8%	Short-Term and Other 7.9%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 53.5%
	Shares	Value
Diversified Emerging Markets Funds - 3.3%
Fidelity Emerging Markets Fund (b)	41,101	$ 704,886
iShares MSCI Emerging Markets Index ETF	86,400	2,784,672
Market Vectors Africa Index ETF	4,500	121,680
Market Vectors Gulf States ETF (a)	7,500	150,075
PowerShares MENA Frontier Countries Portfolio ETF	15,700	204,728
SPDR S&P Emerging Middle East & Africa ETF	7,500	386,400
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		4,352,441
Europe Stock Funds - 0.1%
Market Vectors Russia ETF	9,400	196,272
Foreign Large Blend Funds - 0.9%
Fidelity Canada Fund (b)	10,610	432,878
iShares MSCI EAFE Index ETF	17,600	806,256
TOTAL FOREIGN LARGE BLEND FUNDS		1,239,134
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (b)	46,899	316,570
Large Blend Funds - 16.6%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	387,583	2,170,467
Fidelity Disciplined Equity Fund (b)	211,861	3,722,395
Fidelity Mega Cap Stock Fund (b)	579,176	4,187,446
ProShares Ultra S&P 500 ETF	83,000	2,169,620
Rydex Russell Top 50 ETF	16,800	1,189,776
S&P Depositary Receipts Trust unit Series 1 ETF	94,400	8,677,248
TOTAL LARGE BLEND FUNDS		22,116,952
Latin America Stock Funds - 0.6%
Fidelity Latin America Fund (b)	10,548	407,467
iShares MSCI Brazil Index ETF	7,400	391,978
TOTAL LATIN AMERICA STOCK FUNDS		799,445
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	23,872	418,467
Pacific Asia ex-Japan Stock Funds - 2.0%
Fidelity China Region Fund (b)	21,297	491,116
iPath MSCI India Index ETN (a)	5,510	269,770
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - continued
iShares MSCI Australia Index ETF	14,850	$ 249,480
iShares MSCI Hong Kong Index ETF	22,400	307,776
SPDR S&P China ETF	23,500	1,427,625
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,745,767
Sector Funds - Communications - 0.6%
Fidelity Select Telecommunications Portfolio (b)	22,433	773,722
Sector Funds - Consumer Discretionary - 1.3%
Fidelity Select Consumer Discretionary Portfolio (b)	120,204	1,791,039
Sector Funds - Consumer Staples - 2.0%
Fidelity Select Consumer Staples Portfolio (b)	48,179	2,520,227
iShares Dow Jones U.S. Consumer Services Sector Index ETF	3,300	146,256
TOTAL SECTOR FUNDS - CONSUMER STAPLES		2,666,483
Sector Funds - Energy - 4.6%
Fidelity Select Energy Portfolio (a)(b)	77,820	2,706,567
Fidelity Select Energy Services Portfolio (a)(b)	10,297	479,340
Fidelity Select Natural Gas Portfolio (a)(b)	22,457	572,868
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	326,912
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	345,492
Market Vectors Coal ETF	12,800	296,064
Market Vectors Solar Energy ETF (a)	9,700	145,209
PowerShares Cleantech ETF	9,455	195,813
PowerShares Global Clean Energy ETF	8,100	119,556
PowerShares Global Wind Energy Portfolio ETF	10,200	154,530
PowerShares WilderHill Clean Energy ETF (a)	13,100	132,048
PowerShares WilderHill Progressive Energy ETF	8,000	147,520
SPDR S&P Oil & Gas Exploration & Production ETF	15,500	491,660
TOTAL SECTOR FUNDS - ENERGY		6,113,579
Sector Funds - Financial - 3.3%
Fidelity Select Financial Services Portfolio (b)	50,620	2,508,730
SPDR Financial Select Sector ETF	154,400	1,848,168
TOTAL SECTOR FUNDS - FINANCIAL		4,356,898
Sector Funds - Health - 3.0%
Fidelity Select Biotechnology Portfolio (a)(b)	4,751	287,079
Equity Funds - continued
	Shares	Value
Sector Funds - Health - continued
Fidelity Select Health Care Portfolio (b)	32,289	$ 2,867,278
SPDR S&P Biotech ETF	16,621	842,851
TOTAL SECTOR FUNDS - HEALTH		3,997,208
Sector Funds - Industrials - 1.9%
Fidelity Select Industrials Portfolio (b)	155,088	2,138,670
Market Vectors Environmental Services ETF	5,500	194,865
PowerShares Water Resources Portfolio ETF	13,800	203,136
TOTAL SECTOR FUNDS - INDUSTRIALS		2,536,671
Sector Funds - Miscellaneous - 0.2%
iShares Dow Jones U.S. Home Construction Index ETF	24,800	243,040
Sector Funds - Natural Resources - 3.6%
Alerian MLP Index ETN	54,200	1,208,118
Claymore Oil Sands Sector ETF	15,442	188,262
Claymore S&P Global Water Index ETF	11,000	172,370
Fidelity Select Materials Portfolio (b)	17,675	695,854
iShares S&P North American Natural Resources Sector Index ETF	15,627	433,024
Market Vectors Agribusiness ETF	18,500	637,325
Market Vectors Global Alternative Energy ETF	5,700	138,795
Market Vectors RVE Hard Assets Producers ETF	9,227	253,189
PowerShares Global Water ETF	17,000	252,790
SPDR Oil & Gas Equipment & Services ETF	41,100	893,103
TOTAL SECTOR FUNDS - NATURAL RESOURCES		4,872,830
Sector Funds - Real Estate - 1.1%
DJ Wilshire REIT ETF	15,900	539,646
Fidelity International Real Estate Fund (a)(b)	17,157	129,876
Fidelity Real Estate Income Fund (b)	29,591	231,993
Fidelity Real Estate Investment Portfolio (b)	12,342	163,774
iShares FTSE NAREIT Residential Index ETF	7,700	168,861
SPDR DJ Wilshire International Real Estate ETF	6,600	189,618
TOTAL SECTOR FUNDS - REAL ESTATE		1,423,768
Sector Funds - Technology - 6.2%
Fidelity Select Technology Portfolio (b)	70,534	3,936,475
Equity Funds - continued
	Shares	Value
Sector Funds - Technology - continued
iShares Dow Jones U.S. Technology Sector Index ETF	83,100	$ 3,697,119
SPDR S&P Semiconductor ETF	17,800	602,352
TOTAL SECTOR FUNDS - TECHNOLOGY		8,235,946
Sector Funds - Utilities - 1.5%
Fidelity Select Utilities Portfolio (b)	28,376	1,123,698
First Trust ISE Water Index ETF	8,300	133,381
iShares S&P Global Infrastructure Index ETF	4,000	116,920
iShares S&P Global Utilities Sector Index ETF	6,600	278,718
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	329,730
TOTAL SECTOR FUNDS - UTILITIES		1,982,447
World Stock Funds - 0.2%
Fidelity Global Commodity Stock Fund (a)(b)	19,251	224,080
TOTAL EQUITY FUNDS (Cost $89,428,029)		71,402,759
Fixed-Income Funds - 26.7%

Bank Loan Funds - 1.5%
Fidelity Floating Rate High Income Fund (b)	228,433	2,035,338
Conservative Allocation Funds - 2.2%
Fidelity Strategic Real Return Fund (b)	378,364	2,894,482
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (b)	227,014	3,085,114
High Yield Bond Funds - 3.4%
Fidelity High Income Fund (b)	548,594	4,010,221
iShares iBoxx $ High Yield Corporate Bond ETF	7,100	565,941
TOTAL HIGH YIELD BOND FUNDS		4,576,162
Inflation-Protected Bond Funds - 4.7%
Fidelity Inflation Protected Bond Fund (b)	564,570	6,193,336
Intermediate-Term Bond Funds - 12.6%
Fidelity Investment Grade Bond Fund (b)	2,520,439	16,786,124
TOTAL FIXED-INCOME FUNDS (Cost $36,907,291)		35,570,556
Other - 9.8%
	Shares	Value
Commodity Funds - Agriculture - 0.2%
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	13,700	$ 227,097
Commodity Funds - Broad Basket - 0.6%
GreenHaven Continuous Commodity Index ETF (a)	28,500	652,080
ProShares Ultra DJ-AIG Commodity ETF (a)	7,500	168,750
TOTAL COMMODITY FUNDS - BROAD BASKET		820,830
Commodity Funds - Energy - 3.6%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	505,344
United States 12 Month Oil Fund LP ETF (a)	9,999	377,062
United States Natural Gas Fund LP ETF (a)	108,600	1,506,282
United States Oil Fund LP ETF (a)	63,100	2,393,383
TOTAL COMMODITY FUNDS - ENERGY		4,782,071
Commodity Funds - Precious Metals - 0.4%
ProShares Ultra Gold ETF (a)	15,700	522,496
Currency Funds - 1.8%
CurrencyShares Australian Dollar Trust ETF	4,518	364,783
CurrencyShares Canadian Dollar Trust ETF	3,798	326,058
CurrencyShares Euro Trust ETF	1,069	150,013
CurrencyShares Japanese Yen Trust ETF (a)	1,421	146,747
CurrencyShares Swiss Franc Trust ETF	1,775	163,087
PowerShares DB US Dollar Index Bearish ETF	11,058	295,912
WisdomTree Dreyfus Brazilian Real ETF	17,200	398,524
WisdomTree Dreyfus Chinese Yuan ETF	7,700	195,272
WisdomTree Dreyfus Emerging Currency ETF (a)	8,000	167,120
WisdomTree Dreyfus Indian Rupee ETF	7,700	187,495
TOTAL CURRENCY FUNDS		2,395,011
Precious Metals Equity Funds - 2.4%
Fidelity Select Gold Portfolio (b)	19,931	714,924
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	1,724,849
Market Vectors Gold Miners ETF (a)	19,924	752,330
TOTAL PRECIOUS METALS EQUITY FUNDS		3,192,103
World Bond Funds - 0.8%
SPDR DB International Government Inflation-Protected Bond ETF	21,400	1,121,146
TOTAL OTHER (Cost $16,300,707)		13,060,754
Cash Equivalents - 2.6%
	Shares	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,461,000)	3,461,000	$ 3,461,000
Short-Term Funds - 7.4%

Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $9,864,254)	9,864,254	9,864,254
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $155,961,281)		$ 133,359,323
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF	-	Exchange-Traded Funds
ETN	-	Exchange-Traded Note
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,461,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 463,334
Deutsche Bank Securities, Inc.	410,848
ING Financial Markets LLC	152,166
J.P. Morgan Securities, Inc.	2,130,320
Mizuho Securities USA, Inc.	152,166
Morgan Stanley & Co., Inc.	152,166
$ 3,461,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 1,741,364	$ 796,970	$ 115,881	$ -	$ 2,170,467
Fidelity Blue Chip Growth Fund	280,473	-	299,553	-	-
Fidelity Canada Fund	282,290	121,761	21,778	-	432,878
Fidelity China Region Fund	285,063	110,692	19,798	-	491,116
Fidelity Disciplined Equity Fund	2,691,176	1,165,943	173,822	-	3,722,395
Fidelity Emerging Markets Fund	404,475	184,487	32,997	-	704,886
Fidelity Europe Fund	96,641	-	89,339	-	-
Fidelity Floating Rate High Income Fund	1,567,255	286,322	110,683	27,992	2,035,338
Fidelity Global Commodity Stock Fund	-	207,199	1,888	-	224,080
Fidelity High Income Fund	1,429,631	2,086,750	108,371	130,781	4,010,221
Fidelity Inflation Protected Bond Fund	9,036,387	12,378	3,125,587	12,376	6,193,336
Fidelity Institutional Money Market Portfolio Institutional Class	3,199,538	12,582,843	5,918,127	18,285	9,864,254
Fidelity International Real Estate Fund	39,655	86,605	11,799	-	129,876
Fidelity International Small Cap Opportunities Fund	208,438	92,243	16,498	-	316,570
Fidelity Investment Grade Bond Fund	11,229,491	5,857,846	965,749	323,615	16,786,124
Fidelity Japan Fund	25,674	-	24,335	-	-
Fidelity Latin America Fund	218,943	110,692	19,797	-	407,467
Fidelity Leveraged Company Stock Fund	262,646	114,382	20,458	-	418,467
Fidelity Mega Cap Stock Fund	3,251,511	1,153,571	345,559	-	4,187,446
Fidelity New Markets Income Fund	2,268,805	457,687	161,212	95,511	3,085,114
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Real Estate Income Fund	$ 129,359	$ 89,416	$ 15,321	$ 2,810	$ 231,993
Fidelity Real Estate Investment Portfolio	106,359	88,268	14,150	1,661	163,774
Fidelity Select Biotechnology Portfolio	240,380	55,600	16,502	-	287,079
Fidelity Select Consumer Discretionary Portfolio	1,246,071	492,363	73,501	1,008	1,791,039
Fidelity Select Consumer Staples Portfolio	1,882,486	681,705	114,086	1,510	2,520,227
Fidelity Select Defense & Aerospace Portfolio	107,702	552	105,692	552	-
Fidelity Select Energy Portfolio	1,793,955	724,034	100,857	-	2,706,567
Fidelity Select Energy Services Portfolio	248,856	184,486	32,996	-	479,340
Fidelity Select Financial Services Portfolio	2,012,629	611,132	214,532	9,381	2,508,730
Fidelity Select Gold Portfolio	490,396	184,486	32,997	-	714,924
Fidelity Select Health Care Portfolio	1,935,494	825,904	119,475	4,888	2,867,278
Fidelity Select Industrials Portfolio	1,597,226	544,702	90,496	4,015	2,138,670
Fidelity Select Materials Portfolio	412,799	179,750	26,997	949	695,854
Fidelity Select Natural Gas Portfolio	331,965	184,486	32,997	-	572,868
Fidelity Select Software & Computer Services Portfolio	54,948	-	60,037	-	-
Fidelity Select Technology Portfolio	2,085,141	988,318	120,933	-	3,936,475
Fidelity Select Telecommunications Portfolio	447,929	209,050	32,968	-	773,722
Fidelity Select Utilities Portfolio	1,000,691	207,371	67,728	5,306	1,123,698
Fidelity Strategic Real Return Fund	2,213,747	613,334	165,214	-	2,894,482
Total	$ 56,857,589	$ 32,293,328	$ 13,020,710	$ 640,640	$ 81,586,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $907,304 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,461,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $58,007,164)	$ 48,311,568
Affiliated Underlying Funds (cost $94,493,117)	81,586,755
Unaffiliated issuers (cost $3,461,000)	3,461,000
Total Investments (cost $155,961,281)		$ 133,359,323
Cash		513
Receivable for fund shares sold		492,280
Dividends receivable		214,437
Total assets		134,066,553

Liabilities
Payable for investments purchased	$ 412,656
Payable for fund shares redeemed	47,326
Accrued management fee	43,351
Distribution fees payable	17,561
Total liabilities		520,894

Net Assets		$ 133,545,659
Net Assets consist of:
Paid in capital		$ 160,037,594
Undistributed net investment income		726,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,616,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,601,963)
Net Assets		$ 133,545,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,389,797 ÷ 1,680,647 shares)	$ 7.37

Maximum offering price per share (100/94.25 of $7.37)	$ 7.82
Class T: Net Asset Value and redemption price per share ($13,447,164 ÷ 1,828,423 shares)	$ 7.35

Maximum offering price per share (100/96.50 of $7.35)	$ 7.62
Class B: Net Asset Value and offering price per share ($1,730,660 ÷ 235,465 shares) A	$ 7.35

Class C: Net Asset Value and offering price per share ($10,119,926 ÷ 1,383,302 shares) A	$ 7.32

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($92,625,101 ÷ 12,538,827 shares)	$ 7.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,233,011 ÷ 437,613 shares)	$ 7.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 350,519
Affiliated		640,640
Interest		2,045
Total income		993,204

Expenses
Management fee	$ 262,697
Distribution fees	79,716
Independent trustees' compensation	171
Miscellaneous	285
Total expenses before reductions	342,869
Expense reductions	(53,109)	289,760
Net investment income (loss)		703,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(773,092)
Affiliated	(962,267)
Foreign currency transactions	5,747
Realized gain distributions from affiliated underlying funds	912
Total net realized gain (loss)		(1,728,700)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,951,544
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		11,951,543
Net gain (loss)		10,222,843
Net increase (decrease) in net assets resulting from operations		$ 10,926,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 703,444	$ 1,671,345
Net realized gain (loss)	(1,728,700)	(2,417,556)
Change in net unrealized appreciation (depreciation)	11,951,543	(33,594,314)
Net increase (decrease) in net assets resulting from operations	10,926,287	(34,340,525)
Distributions to shareholders from net investment income	-	(1,661,077)
Distributions to shareholders from net realized gain	(152,128)	(503,490)
Total distributions	(152,128)	(2,164,567)
Share transactions - net increase (decrease)	29,148,425	94,625,036
Total increase (decrease) in net assets	39,922,584	58,119,944

Net Assets
Beginning of period	93,623,075	35,503,131
End of period (including undistributed net investment income of $726,851 and undistributed net investment income of $23,407, respectively)	$ 133,545,659	$ 93,623,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.15	.06
Net realized and unrealized gain (loss)	.66	(2.88)	(.34)
Total from investment operations	.70	(2.73)	(.28)
Distributions from net investment income	-	(.12)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.18)	(.13)
Net asset value, end of period	$ 7.37	$ 6.68	$ 9.59
Total Return B, C, D	10.50%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income (loss)	1.24% A	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,390	$ 6,786	$ 1,591
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.06
Net realized and unrealized gain (loss)	.65	(2.86)	(.35)
Total from investment operations	.68	(2.74)	(.29)
Distributions from net investment income	-	(.11)	(.04)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.17)	(.12)
Net asset value, end of period	$ 7.35	$ 6.68	$ 9.59
Total Return B, C, D	10.20%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90% A
Expenses net of all reductions	.90% A	.90%	.90% A
Net investment income (loss)	.99% A	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,447	$ 4,688	$ 1,358
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	.05
Net realized and unrealized gain (loss)	.65	(2.87)	(.35)
Total from investment operations	.67	(2.78)	(.30)
Distributions from net investment income	-	(.06)	(.03)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.12)	(.11)
Net asset value, end of period	$ 7.35	$ 6.69	$ 9.59
Total Return B, C, D	10.04%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income (loss)	.49% A	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,731	$ 1,463	$ 1,231
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05
Net realized and unrealized gain (loss)	.65	(2.86)	(.35)
Total from investment operations	.67	(2.78)	(.30)
Distributions from net investment income	-	(.09)	(.03)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.15)	(.11)
Net asset value, end of period	$ 7.32	$ 6.66	$ 9.59
Total Return B, C, D	10.08%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income (loss)	.49% A	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,120	$ 6,365	$ 1,425
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.17	.06
Net realized and unrealized gain (loss)	.66	(2.88)	(.34)
Total from investment operations	.71	(2.71)	(.28)
Distributions from net investment income	-	(.13)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.19)	(.13)
Net asset value, end of period	$ 7.39	$ 6.69	$ 9.59
Total Return B, C	10.63%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40% A
Net investment income (loss)	1.49% A	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,625	$ 70,674	$ 28,567
Portfolio turnover rate F	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.17	.07
Net realized and unrealized gain (loss)	.66	(2.88)	(.35)
Total from investment operations	.71	(2.71)	(.28)
Distributions from net investment income	-	(.13)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.19)	(.13)
Net asset value, end of period	$ 7.39	$ 6.69	$ 9.59
Total Return B, C	10.63%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40% A
Net investment income (loss)	1.49% A	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,233	$ 3,648	$ 1,331
Portfolio turnover rate F	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds or ETFs. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from the Underlying Funds), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,546,599
Unrealized depreciation	(28,922,268)
Net unrealized appreciation (depreciation)	$ (24,375,669)
Cost for federal income tax purposes	$ 157,734,992

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $44,987,599 and $16,788,630, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 10,228	$ 978
Class T	.25%	.25%	23,958	448
Class B	.75%	.25%	7,999	6,735
Class C	.75%	.25%	37,531	21,491
			$ 79,716	$ 29,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,687
Class T	3,335
Class B*	2,351
Class C*	3,037
$ 18,410

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $475 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $285 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010. During the period, this management fee waiver reduced the Fund's management fee by $53,107.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, those credits reduced the Fund's management fee by $2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ -	$ 111,175
Class T	-	71,625
Class B	-	13,176
Class C	-	75,755
Dynamic Strategies	-	1,323,154
Institutional Class	-	66,192
Total	$ -	$ 1,661,077
From net realized gain
Class A	$ 10,648	$ 28,006
Class T	13,048	21,925
Class B	2,283	9,551
Class C	10,496	23,042
Dynamic Strategies	110,384	401,772
Institutional Class	5,269	19,194
Total	$ 152,128	$ 503,490

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	907,396	1,160,004	$ 6,270,402	$ 9,837,554
Reinvestment of distributions	1,618	20,263	10,420	134,332
Shares redeemed	(243,437)	(331,059)	(1,555,721)	(2,473,413)
Net increase (decrease)	665,577	849,208	$ 4,725,101	$ 7,498,473
Class T
Shares sold	1,378,455	642,908	$ 8,978,169	$ 5,393,832
Reinvestment of distributions	1,809	13,180	11,632	87,857
Shares redeemed	(253,933)	(95,645)	(1,627,762)	(699,570)
Net increase (decrease)	1,126,331	560,443	$ 7,362,039	$ 4,782,119
Class B
Shares sold	106,360	106,371	$ 699,429	$ 890,514
Reinvestment of distributions	351	3,218	2,260	22,470
Shares redeemed	(89,856)	(19,250)	(603,219)	(136,733)
Net increase (decrease)	16,855	90,339	$ 98,470	$ 776,251

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class C
Shares sold	701,096	933,565	$ 4,781,483	$ 7,341,737
Reinvestment of distributions	1,572	14,035	10,074	92,913
Shares redeemed	(275,173)	(140,403)	(1,753,935)	(1,004,126)
Net increase (decrease)	427,495	807,197	$ 3,037,622	$ 6,430,524
Dynamic Strategies
Shares sold	4,918,470	12,807,772	$ 33,868,148	$ 113,918,703
Reinvestment of distributions	15,385	226,192	99,076	1,521,781
Shares redeemed	(2,958,786)	(5,448,715)	(19,436,661)	(44,147,027)
Net increase (decrease)	1,975,069	7,585,249	$ 14,530,563	$ 71,293,457
Institutional Class
Shares sold	140,302	636,795	$ 962,988	$ 5,439,598
Reinvestment of distributions	633	10,488	4,082	70,413
Shares redeemed	(248,540)	(240,864)	(1,572,440)	(1,665,799)
Net increase (decrease)	(107,605)	406,419	$ (605,370)	$ 3,844,212

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYS-USAN-0809
1.852692.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic StrategiesSM
Fund - Institutional Class

Semiannual Report

June 30, 2009

Institutional Class is a class
of Fidelity Dynamic
Strategies® Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	.65%
Actual		$ 1,000.00	$ 1,105.00	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.90%
Actual		$ 1,000.00	$ 1,102.00	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Class B	1.40%
Actual		$ 1,000.00	$ 1,100.40	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.40%
Actual		$ 1,000.00	$ 1,100.80	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 1,106.30	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,106.30	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2009**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 16.9%	Domestic Equity 25.4%
Emerging Markets Equity 5.9%	Emerging Markets Equity 2.3%
High Yield Fixed-Income 7.2%	High Yield Fixed-Income 6.8%
International Equity 1.4%	International Equity 4.7%
Investment Grade Fixed-Income 19.5%	Investment Grade Fixed-Income 24.2%
Other 9.8%	Other 2.6%
Short-Term 10.0%	Short-Term 5.3%
Sectors* 29.3%	Sectors* 28.7%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of June 30, 2009	As of December 31, 2008
Equities 53.5%	Equities 61.1%
Bonds 26.7%	Bonds 31.0%
Short-Term and Other 19.8%	Short-Term and Other 7.9%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 53.5%
	Shares	Value
Diversified Emerging Markets Funds - 3.3%
Fidelity Emerging Markets Fund (b)	41,101	$ 704,886
iShares MSCI Emerging Markets Index ETF	86,400	2,784,672
Market Vectors Africa Index ETF	4,500	121,680
Market Vectors Gulf States ETF (a)	7,500	150,075
PowerShares MENA Frontier Countries Portfolio ETF	15,700	204,728
SPDR S&P Emerging Middle East & Africa ETF	7,500	386,400
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		4,352,441
Europe Stock Funds - 0.1%
Market Vectors Russia ETF	9,400	196,272
Foreign Large Blend Funds - 0.9%
Fidelity Canada Fund (b)	10,610	432,878
iShares MSCI EAFE Index ETF	17,600	806,256
TOTAL FOREIGN LARGE BLEND FUNDS		1,239,134
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (b)	46,899	316,570
Large Blend Funds - 16.6%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	387,583	2,170,467
Fidelity Disciplined Equity Fund (b)	211,861	3,722,395
Fidelity Mega Cap Stock Fund (b)	579,176	4,187,446
ProShares Ultra S&P 500 ETF	83,000	2,169,620
Rydex Russell Top 50 ETF	16,800	1,189,776
S&P Depositary Receipts Trust unit Series 1 ETF	94,400	8,677,248
TOTAL LARGE BLEND FUNDS		22,116,952
Latin America Stock Funds - 0.6%
Fidelity Latin America Fund (b)	10,548	407,467
iShares MSCI Brazil Index ETF	7,400	391,978
TOTAL LATIN AMERICA STOCK FUNDS		799,445
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	23,872	418,467
Pacific Asia ex-Japan Stock Funds - 2.0%
Fidelity China Region Fund (b)	21,297	491,116
iPath MSCI India Index ETN (a)	5,510	269,770
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - continued
iShares MSCI Australia Index ETF	14,850	$ 249,480
iShares MSCI Hong Kong Index ETF	22,400	307,776
SPDR S&P China ETF	23,500	1,427,625
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		2,745,767
Sector Funds - Communications - 0.6%
Fidelity Select Telecommunications Portfolio (b)	22,433	773,722
Sector Funds - Consumer Discretionary - 1.3%
Fidelity Select Consumer Discretionary Portfolio (b)	120,204	1,791,039
Sector Funds - Consumer Staples - 2.0%
Fidelity Select Consumer Staples Portfolio (b)	48,179	2,520,227
iShares Dow Jones U.S. Consumer Services Sector Index ETF	3,300	146,256
TOTAL SECTOR FUNDS - CONSUMER STAPLES		2,666,483
Sector Funds - Energy - 4.6%
Fidelity Select Energy Portfolio (a)(b)	77,820	2,706,567
Fidelity Select Energy Services Portfolio (a)(b)	10,297	479,340
Fidelity Select Natural Gas Portfolio (a)(b)	22,457	572,868
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	326,912
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	345,492
Market Vectors Coal ETF	12,800	296,064
Market Vectors Solar Energy ETF (a)	9,700	145,209
PowerShares Cleantech ETF	9,455	195,813
PowerShares Global Clean Energy ETF	8,100	119,556
PowerShares Global Wind Energy Portfolio ETF	10,200	154,530
PowerShares WilderHill Clean Energy ETF (a)	13,100	132,048
PowerShares WilderHill Progressive Energy ETF	8,000	147,520
SPDR S&P Oil & Gas Exploration & Production ETF	15,500	491,660
TOTAL SECTOR FUNDS - ENERGY		6,113,579
Sector Funds - Financial - 3.3%
Fidelity Select Financial Services Portfolio (b)	50,620	2,508,730
SPDR Financial Select Sector ETF	154,400	1,848,168
TOTAL SECTOR FUNDS - FINANCIAL		4,356,898
Sector Funds - Health - 3.0%
Fidelity Select Biotechnology Portfolio (a)(b)	4,751	287,079
Equity Funds - continued
	Shares	Value
Sector Funds - Health - continued
Fidelity Select Health Care Portfolio (b)	32,289	$ 2,867,278
SPDR S&P Biotech ETF	16,621	842,851
TOTAL SECTOR FUNDS - HEALTH		3,997,208
Sector Funds - Industrials - 1.9%
Fidelity Select Industrials Portfolio (b)	155,088	2,138,670
Market Vectors Environmental Services ETF	5,500	194,865
PowerShares Water Resources Portfolio ETF	13,800	203,136
TOTAL SECTOR FUNDS - INDUSTRIALS		2,536,671
Sector Funds - Miscellaneous - 0.2%
iShares Dow Jones U.S. Home Construction Index ETF	24,800	243,040
Sector Funds - Natural Resources - 3.6%
Alerian MLP Index ETN	54,200	1,208,118
Claymore Oil Sands Sector ETF	15,442	188,262
Claymore S&P Global Water Index ETF	11,000	172,370
Fidelity Select Materials Portfolio (b)	17,675	695,854
iShares S&P North American Natural Resources Sector Index ETF	15,627	433,024
Market Vectors Agribusiness ETF	18,500	637,325
Market Vectors Global Alternative Energy ETF	5,700	138,795
Market Vectors RVE Hard Assets Producers ETF	9,227	253,189
PowerShares Global Water ETF	17,000	252,790
SPDR Oil & Gas Equipment & Services ETF	41,100	893,103
TOTAL SECTOR FUNDS - NATURAL RESOURCES		4,872,830
Sector Funds - Real Estate - 1.1%
DJ Wilshire REIT ETF	15,900	539,646
Fidelity International Real Estate Fund (a)(b)	17,157	129,876
Fidelity Real Estate Income Fund (b)	29,591	231,993
Fidelity Real Estate Investment Portfolio (b)	12,342	163,774
iShares FTSE NAREIT Residential Index ETF	7,700	168,861
SPDR DJ Wilshire International Real Estate ETF	6,600	189,618
TOTAL SECTOR FUNDS - REAL ESTATE		1,423,768
Sector Funds - Technology - 6.2%
Fidelity Select Technology Portfolio (b)	70,534	3,936,475
Equity Funds - continued
	Shares	Value
Sector Funds - Technology - continued
iShares Dow Jones U.S. Technology Sector Index ETF	83,100	$ 3,697,119
SPDR S&P Semiconductor ETF	17,800	602,352
TOTAL SECTOR FUNDS - TECHNOLOGY		8,235,946
Sector Funds - Utilities - 1.5%
Fidelity Select Utilities Portfolio (b)	28,376	1,123,698
First Trust ISE Water Index ETF	8,300	133,381
iShares S&P Global Infrastructure Index ETF	4,000	116,920
iShares S&P Global Utilities Sector Index ETF	6,600	278,718
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	329,730
TOTAL SECTOR FUNDS - UTILITIES		1,982,447
World Stock Funds - 0.2%
Fidelity Global Commodity Stock Fund (a)(b)	19,251	224,080
TOTAL EQUITY FUNDS (Cost $89,428,029)		71,402,759
Fixed-Income Funds - 26.7%

Bank Loan Funds - 1.5%
Fidelity Floating Rate High Income Fund (b)	228,433	2,035,338
Conservative Allocation Funds - 2.2%
Fidelity Strategic Real Return Fund (b)	378,364	2,894,482
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (b)	227,014	3,085,114
High Yield Bond Funds - 3.4%
Fidelity High Income Fund (b)	548,594	4,010,221
iShares iBoxx $ High Yield Corporate Bond ETF	7,100	565,941
TOTAL HIGH YIELD BOND FUNDS		4,576,162
Inflation-Protected Bond Funds - 4.7%
Fidelity Inflation Protected Bond Fund (b)	564,570	6,193,336
Intermediate-Term Bond Funds - 12.6%
Fidelity Investment Grade Bond Fund (b)	2,520,439	16,786,124
TOTAL FIXED-INCOME FUNDS (Cost $36,907,291)		35,570,556
Other - 9.8%
	Shares	Value
Commodity Funds - Agriculture - 0.2%
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	13,700	$ 227,097
Commodity Funds - Broad Basket - 0.6%
GreenHaven Continuous Commodity Index ETF (a)	28,500	652,080
ProShares Ultra DJ-AIG Commodity ETF (a)	7,500	168,750
TOTAL COMMODITY FUNDS - BROAD BASKET		820,830
Commodity Funds - Energy - 3.6%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	505,344
United States 12 Month Oil Fund LP ETF (a)	9,999	377,062
United States Natural Gas Fund LP ETF (a)	108,600	1,506,282
United States Oil Fund LP ETF (a)	63,100	2,393,383
TOTAL COMMODITY FUNDS - ENERGY		4,782,071
Commodity Funds - Precious Metals - 0.4%
ProShares Ultra Gold ETF (a)	15,700	522,496
Currency Funds - 1.8%
CurrencyShares Australian Dollar Trust ETF	4,518	364,783
CurrencyShares Canadian Dollar Trust ETF	3,798	326,058
CurrencyShares Euro Trust ETF	1,069	150,013
CurrencyShares Japanese Yen Trust ETF (a)	1,421	146,747
CurrencyShares Swiss Franc Trust ETF	1,775	163,087
PowerShares DB US Dollar Index Bearish ETF	11,058	295,912
WisdomTree Dreyfus Brazilian Real ETF	17,200	398,524
WisdomTree Dreyfus Chinese Yuan ETF	7,700	195,272
WisdomTree Dreyfus Emerging Currency ETF (a)	8,000	167,120
WisdomTree Dreyfus Indian Rupee ETF	7,700	187,495
TOTAL CURRENCY FUNDS		2,395,011
Precious Metals Equity Funds - 2.4%
Fidelity Select Gold Portfolio (b)	19,931	714,924
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	1,724,849
Market Vectors Gold Miners ETF (a)	19,924	752,330
TOTAL PRECIOUS METALS EQUITY FUNDS		3,192,103
World Bond Funds - 0.8%
SPDR DB International Government Inflation-Protected Bond ETF	21,400	1,121,146
TOTAL OTHER (Cost $16,300,707)		13,060,754
Cash Equivalents - 2.6%
	Shares	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,461,000)	3,461,000	$ 3,461,000
Short-Term Funds - 7.4%

Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $9,864,254)	9,864,254	9,864,254
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $155,961,281)		$ 133,359,323
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF	-	Exchange-Traded Funds
ETN	-	Exchange-Traded Note
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,461,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 463,334
Deutsche Bank Securities, Inc.	410,848
ING Financial Markets LLC	152,166
J.P. Morgan Securities, Inc.	2,130,320
Mizuho Securities USA, Inc.	152,166
Morgan Stanley & Co., Inc.	152,166
$ 3,461,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 1,741,364	$ 796,970	$ 115,881	$ -	$ 2,170,467
Fidelity Blue Chip Growth Fund	280,473	-	299,553	-	-
Fidelity Canada Fund	282,290	121,761	21,778	-	432,878
Fidelity China Region Fund	285,063	110,692	19,798	-	491,116
Fidelity Disciplined Equity Fund	2,691,176	1,165,943	173,822	-	3,722,395
Fidelity Emerging Markets Fund	404,475	184,487	32,997	-	704,886
Fidelity Europe Fund	96,641	-	89,339	-	-
Fidelity Floating Rate High Income Fund	1,567,255	286,322	110,683	27,992	2,035,338
Fidelity Global Commodity Stock Fund	-	207,199	1,888	-	224,080
Fidelity High Income Fund	1,429,631	2,086,750	108,371	130,781	4,010,221
Fidelity Inflation Protected Bond Fund	9,036,387	12,378	3,125,587	12,376	6,193,336
Fidelity Institutional Money Market Portfolio Institutional Class	3,199,538	12,582,843	5,918,127	18,285	9,864,254
Fidelity International Real Estate Fund	39,655	86,605	11,799	-	129,876
Fidelity International Small Cap Opportunities Fund	208,438	92,243	16,498	-	316,570
Fidelity Investment Grade Bond Fund	11,229,491	5,857,846	965,749	323,615	16,786,124
Fidelity Japan Fund	25,674	-	24,335	-	-
Fidelity Latin America Fund	218,943	110,692	19,797	-	407,467
Fidelity Leveraged Company Stock Fund	262,646	114,382	20,458	-	418,467
Fidelity Mega Cap Stock Fund	3,251,511	1,153,571	345,559	-	4,187,446
Fidelity New Markets Income Fund	2,268,805	457,687	161,212	95,511	3,085,114
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Real Estate Income Fund	$ 129,359	$ 89,416	$ 15,321	$ 2,810	$ 231,993
Fidelity Real Estate Investment Portfolio	106,359	88,268	14,150	1,661	163,774
Fidelity Select Biotechnology Portfolio	240,380	55,600	16,502	-	287,079
Fidelity Select Consumer Discretionary Portfolio	1,246,071	492,363	73,501	1,008	1,791,039
Fidelity Select Consumer Staples Portfolio	1,882,486	681,705	114,086	1,510	2,520,227
Fidelity Select Defense & Aerospace Portfolio	107,702	552	105,692	552	-
Fidelity Select Energy Portfolio	1,793,955	724,034	100,857	-	2,706,567
Fidelity Select Energy Services Portfolio	248,856	184,486	32,996	-	479,340
Fidelity Select Financial Services Portfolio	2,012,629	611,132	214,532	9,381	2,508,730
Fidelity Select Gold Portfolio	490,396	184,486	32,997	-	714,924
Fidelity Select Health Care Portfolio	1,935,494	825,904	119,475	4,888	2,867,278
Fidelity Select Industrials Portfolio	1,597,226	544,702	90,496	4,015	2,138,670
Fidelity Select Materials Portfolio	412,799	179,750	26,997	949	695,854
Fidelity Select Natural Gas Portfolio	331,965	184,486	32,997	-	572,868
Fidelity Select Software & Computer Services Portfolio	54,948	-	60,037	-	-
Fidelity Select Technology Portfolio	2,085,141	988,318	120,933	-	3,936,475
Fidelity Select Telecommunications Portfolio	447,929	209,050	32,968	-	773,722
Fidelity Select Utilities Portfolio	1,000,691	207,371	67,728	5,306	1,123,698
Fidelity Strategic Real Return Fund	2,213,747	613,334	165,214	-	2,894,482
Total	$ 56,857,589	$ 32,293,328	$ 13,020,710	$ 640,640	$ 81,586,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $907,304 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,461,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $58,007,164)	$ 48,311,568
Affiliated Underlying Funds (cost $94,493,117)	81,586,755
Unaffiliated issuers (cost $3,461,000)	3,461,000
Total Investments (cost $155,961,281)		$ 133,359,323
Cash		513
Receivable for fund shares sold		492,280
Dividends receivable		214,437
Total assets		134,066,553

Liabilities
Payable for investments purchased	$ 412,656
Payable for fund shares redeemed	47,326
Accrued management fee	43,351
Distribution fees payable	17,561
Total liabilities		520,894

Net Assets		$ 133,545,659
Net Assets consist of:
Paid in capital		$ 160,037,594
Undistributed net investment income		726,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,616,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,601,963)
Net Assets		$ 133,545,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,389,797 ÷ 1,680,647 shares)	$ 7.37

Maximum offering price per share (100/94.25 of $7.37)	$ 7.82
Class T: Net Asset Value and redemption price per share ($13,447,164 ÷ 1,828,423 shares)	$ 7.35

Maximum offering price per share (100/96.50 of $7.35)	$ 7.62
Class B: Net Asset Value and offering price per share ($1,730,660 ÷ 235,465 shares) A	$ 7.35

Class C: Net Asset Value and offering price per share ($10,119,926 ÷ 1,383,302 shares) A	$ 7.32

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($92,625,101 ÷ 12,538,827 shares)	$ 7.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,233,011 ÷ 437,613 shares)	$ 7.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 350,519
Affiliated		640,640
Interest		2,045
Total income		993,204

Expenses
Management fee	$ 262,697
Distribution fees	79,716
Independent trustees' compensation	171
Miscellaneous	285
Total expenses before reductions	342,869
Expense reductions	(53,109)	289,760
Net investment income (loss)		703,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(773,092)
Affiliated	(962,267)
Foreign currency transactions	5,747
Realized gain distributions from affiliated underlying funds	912
Total net realized gain (loss)		(1,728,700)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,951,544
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		11,951,543
Net gain (loss)		10,222,843
Net increase (decrease) in net assets resulting from operations		$ 10,926,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 703,444	$ 1,671,345
Net realized gain (loss)	(1,728,700)	(2,417,556)
Change in net unrealized appreciation (depreciation)	11,951,543	(33,594,314)
Net increase (decrease) in net assets resulting from operations	10,926,287	(34,340,525)
Distributions to shareholders from net investment income	-	(1,661,077)
Distributions to shareholders from net realized gain	(152,128)	(503,490)
Total distributions	(152,128)	(2,164,567)
Share transactions - net increase (decrease)	29,148,425	94,625,036
Total increase (decrease) in net assets	39,922,584	58,119,944

Net Assets
Beginning of period	93,623,075	35,503,131
End of period (including undistributed net investment income of $726,851 and undistributed net investment income of $23,407, respectively)	$ 133,545,659	$ 93,623,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.15	.06
Net realized and unrealized gain (loss)	.66	(2.88)	(.34)
Total from investment operations	.70	(2.73)	(.28)
Distributions from net investment income	-	(.12)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.18)	(.13)
Net asset value, end of period	$ 7.37	$ 6.68	$ 9.59
Total Return B, C, D	10.50%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.75% A
Expenses net of fee waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income (loss)	1.24% A	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,390	$ 6,786	$ 1,591
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.06
Net realized and unrealized gain (loss)	.65	(2.86)	(.35)
Total from investment operations	.68	(2.74)	(.29)
Distributions from net investment income	-	(.11)	(.04)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.17)	(.12)
Net asset value, end of period	$ 7.35	$ 6.68	$ 9.59
Total Return B, C, D	10.20%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	.90% A	.90%	.90% A
Expenses net of all reductions	.90% A	.90%	.90% A
Net investment income (loss)	.99% A	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,447	$ 4,688	$ 1,358
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	.05
Net realized and unrealized gain (loss)	.65	(2.87)	(.35)
Total from investment operations	.67	(2.78)	(.30)
Distributions from net investment income	-	(.06)	(.03)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.12)	(.11)
Net asset value, end of period	$ 7.35	$ 6.69	$ 9.59
Total Return B, C, D	10.04%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income (loss)	.49% A	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,731	$ 1,463	$ 1,231
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.08	.05
Net realized and unrealized gain (loss)	.65	(2.86)	(.35)
Total from investment operations	.67	(2.78)	(.30)
Distributions from net investment income	-	(.09)	(.03)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.15)	(.11)
Net asset value, end of period	$ 7.32	$ 6.66	$ 9.59
Total Return B, C, D	10.08%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income (loss)	.49% A	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,120	$ 6,365	$ 1,425
Portfolio turnover rate G	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.17	.06
Net realized and unrealized gain (loss)	.66	(2.88)	(.34)
Total from investment operations	.71	(2.71)	(.28)
Distributions from net investment income	-	(.13)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.19)	(.13)
Net asset value, end of period	$ 7.39	$ 6.69	$ 9.59
Total Return B, C	10.63%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40% A
Net investment income (loss)	1.49% A	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,625	$ 70,674	$ 28,567
Portfolio turnover rate F	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.17	.07
Net realized and unrealized gain (loss)	.66	(2.88)	(.35)
Total from investment operations	.71	(2.71)	(.28)
Distributions from net investment income	-	(.13)	(.05)
Distributions from net realized gain	(.01)	(.06)	(.08)
Total distributions	(.01)	(.19)	(.13)
Net asset value, end of period	$ 7.39	$ 6.69	$ 9.59
Total Return B, C	10.63%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40% A
Net investment income (loss)	1.49% A	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,233	$ 3,648	$ 1,331
Portfolio turnover rate F	32% A	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds or ETFs. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from the Underlying Funds), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,546,599
Unrealized depreciation	(28,922,268)
Net unrealized appreciation (depreciation)	$ (24,375,669)
Cost for federal income tax purposes	$ 157,734,992

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $44,987,599 and $16,788,630, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 10,228	$ 978
Class T	.25%	.25%	23,958	448
Class B	.75%	.25%	7,999	6,735
Class C	.75%	.25%	37,531	21,491
			$ 79,716	$ 29,652

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,687
Class T	3,335
Class B*	2,351
Class C*	3,037
$ 18,410

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $475 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $285 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010. During the period, this management fee waiver reduced the Fund's management fee by $53,107.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, those credits reduced the Fund's management fee by $2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ -	$ 111,175
Class T	-	71,625
Class B	-	13,176
Class C	-	75,755
Dynamic Strategies	-	1,323,154
Institutional Class	-	66,192
Total	$ -	$ 1,661,077
From net realized gain
Class A	$ 10,648	$ 28,006
Class T	13,048	21,925
Class B	2,283	9,551
Class C	10,496	23,042
Dynamic Strategies	110,384	401,772
Institutional Class	5,269	19,194
Total	$ 152,128	$ 503,490

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	907,396	1,160,004	$ 6,270,402	$ 9,837,554
Reinvestment of distributions	1,618	20,263	10,420	134,332
Shares redeemed	(243,437)	(331,059)	(1,555,721)	(2,473,413)
Net increase (decrease)	665,577	849,208	$ 4,725,101	$ 7,498,473
Class T
Shares sold	1,378,455	642,908	$ 8,978,169	$ 5,393,832
Reinvestment of distributions	1,809	13,180	11,632	87,857
Shares redeemed	(253,933)	(95,645)	(1,627,762)	(699,570)
Net increase (decrease)	1,126,331	560,443	$ 7,362,039	$ 4,782,119
Class B
Shares sold	106,360	106,371	$ 699,429	$ 890,514
Reinvestment of distributions	351	3,218	2,260	22,470
Shares redeemed	(89,856)	(19,250)	(603,219)	(136,733)
Net increase (decrease)	16,855	90,339	$ 98,470	$ 776,251

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class C
Shares sold	701,096	933,565	$ 4,781,483	$ 7,341,737
Reinvestment of distributions	1,572	14,035	10,074	92,913
Shares redeemed	(275,173)	(140,403)	(1,753,935)	(1,004,126)
Net increase (decrease)	427,495	807,197	$ 3,037,622	$ 6,430,524
Dynamic Strategies
Shares sold	4,918,470	12,807,772	$ 33,868,148	$ 113,918,703
Reinvestment of distributions	15,385	226,192	99,076	1,521,781
Shares redeemed	(2,958,786)	(5,448,715)	(19,436,661)	(44,147,027)
Net increase (decrease)	1,975,069	7,585,249	$ 14,530,563	$ 71,293,457
Institutional Class
Shares sold	140,302	636,795	$ 962,988	$ 5,439,598
Reinvestment of distributions	633	10,488	4,082	70,413
Shares redeemed	(248,540)	(240,864)	(1,572,440)	(1,665,799)
Net increase (decrease)	(107,605)	406,419	$ (605,370)	$ 3,844,212

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYSI-USAN-0809
1.852684.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2009